Finance Income / (Expenses) (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of finance income [text block] [Abstract]
Schedule of finance income expenses
Thousands of $ For the years ended December 31	2021	2020	2019
Interest income	11	4	10
Interest on loans and leases	(1,875)	(1,227)	(318)
Fair value adjustments	(194)	(118)	(104)
Other financial loss	(103)	(198)	(94)
Net financial results	(2,161)	(1,539)	(506)